                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:    June 30, 2001

Check here if Amendment                 [ ]  Amendment Number:
                                                               ---------
This Amendment (Check only one.):       [ ]  is a restatement
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ---------------------------------------
Address:    650 Madison Avenue
            ---------------------------------------
            New York, NY 10022
            ---------------------------------------

Form 13F File Number:       28-  06341
                                 ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott A. Bommer
            ------------------------------------------------
Title:      Managing Member of the General Partner
            ------------------------------------------------
Phone:      212-610-9060
            ------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Scott A. Bommer                New York, NY            August 14, 2001
----------------------------         ---------------         -------------------
       (Signature)                    (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                          -----------

Form 13F Information Table Entry Total:       21
                                          -----------

Form 13F Information Table Value Total:    5,973,463
                                          -----------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----

    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


   COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4              COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
----------------      ---------     --------- ------------  ---------------------------  ----------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                                               FAIR MARKET  SHARES OR
                       TITLE OF       CUSIP      VALUE      PRINCIPAL                    INVESTMENT   OTHER
 NAME OF ISSUER         CLASS        NUMBER    (X $1,000)    AMOUNT    SH/PRN  PUT/CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
----------------      ---------     ---------  -----------  ---------  ------  --------  ----------  --------  ------  ------  ----
ALLERGAN, INC OCT
 90 CALLS             COMMON STOCK  018490902       114        200       SH     CALLS       DEFINED      1        200    0        0
ALLERGAN, INC JULY
 100 PUTS             COMMON STOCK  018490952       288        200       SH      PUTS       DEFINED      1        200    0        0
ALLERGAN, INC OCT
 80 PUTS              COMMON STOCK  018490952        90        200       SH      PUTS       DEFINED      1        200    0        0
NETWORK ASSOCIATES,
 INC JULY 7.5 PUTS    COMMON STOCK  640938956         7        410       SH      PUTS       DEFINED      1        410    0        0
GLOBAL CROSSINGS
 LTD JAN 02 10 CALLS  COMMON STOCK  G3921A900       478      2,250       SH     CALLS       DEFINED      1      2,250    0        0
GLOBAL CROSSINGS
 LTD JAN 02 10 PUTS   COMMON STOCK  G3921A900       743      2,250       SH      PUTS       DEFINED      1      2,250    0        0
LEVEL 3
 COMMUNICATIONS INC
 SEPT 5 CALLS         COMMON STOCK  52729N900       153        930       SH     CALLS       DEFINED      1        930    0        0
LEVEL 3
 COMMUNICATIONS INC
 SEPT 7.5 PUTS        COMMON STOCK  52729N950       280      1,000       SH      PUTS       DEFINED      1      1,000    0        0
J.C. PENNEY INC
 JULY 25 PUTS         COMMON STOCK  708160956        32        494       SH      PUTS       DEFINED      1        494    0        0
J.C. PENNEY INC
 JULY 30 PUTS         COMMON STOCK  708160956       493      1,280       SH      PUTS       DEFINED      1      1,280    0        0
J.C. PENNEY INC
 JULY 22.50 PUTS      COMMON STOCK  708160956        15      1,000       SH      PUTS       DEFINED      1      1,000    0        0
J.C. PENNEY INC
 AUG 30 PUTS          COMMON STOCK  708160956        51        120       SH      PUTS       DEFINED      1        120    0        0
KOHLS CORP JULY
 65 PUTS              COMMON STOCK  500255954       185        500       SH      PUTS       DEFINED      1        500    0        0
LABRANCHE & CO INC    COMMON STOCK  505447102     1,595     55,000       SH                 DEFINED      1     55,000    0        0
LABRANCHE & CO INC
 AUG 40 PUTS          COMMON STOCK  505447952       602        550       SH      PUTS       DEFINED      1        550    0        0
OUTBACK STEAKHOUSE
 INC AUG 20 PUTS      COMMON STOCK  689899952         2        230       SH      PUTS       DEFINED      1        230    0        0
QWEST COMMUNICATIONS
 INT'L INC OCT 30
 CALLS                COMMON STOCK  749121909       276        580       SH     CALLS       DEFINED      1        580    0        0
SEITEL INC  NOV
 17.5 CALLS           COMMON STOCK  816074906        58        924       SH     CALLS       DEFINED      1        924    0        0
STARBUCKS CORP JULY
 20 CALLS             COMMON STOCK  855244909       248        833       SH     CALLS       DEFINED      1        833    0        0
STARBUCKS CORP OCT
 20 PUTS              COMMON STOCK  855244959        64        800       SH      PUTS       DEFINED      1        800    0        0
YANKEE CANDLE
 COMPANY INC AUG
 20 CALLS             COMMON STOCK  984757904       200      1,178       SH     CALLS       DEFINED      1      1,178    0        0



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.